Employee Benefit Plans (Amounts Recognized in Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 365.0	$ 872.5
Prior service cost (credit)	14.3	17.3
Amounts recognized in accumulated other comprehensive income	379.3	889.8
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	10.6	25.4
Prior service cost (credit)	(1.1)	(3.2)
Amounts recognized in accumulated other comprehensive income	$ 9.5	$ 22.2